Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions									12 Months Ended
	Dec. 15, 2021	Jun. 17, 2021	Dec. 09, 2020	Jun. 04, 2020	Dec. 04, 2019	Jun. 06, 2019	Dec. 06, 2018	Jun. 07, 2018	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity [abstract]
Interim dividend per share, current year (in euros per share)	€ 0.30		€ 0.40		€ 0.30		€ 0.30
Dividend per share, balance for prior year (in euros per share)		€ 0.50		€ 0.20		€ 0.40		€ 0.40
Interim dividend	€ 797		€ 1,064		€ 796		€ 796
Balance of dividend		€ 1,330		€ 532		€ 1,061		€ 1,064
Dividends recognised as distributions to owners of parent									€ 2,127		€ 1,595	€ 1,857	€ 1,860
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity									€ (398)	[1]	€ (2)	€ 5

[1]	Including the partial buyout of non controlling interests in Orange Belgium and the full buyout of non controlling interests in Orange Bank (see Note 3.2)